Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities
Net income		$ 1,772	$ 2,740
Adjustment for:
Net interest income		(4,569)	(4,344)
Depreciation and amortization		406	375
Provision for credit losses		638	222
Equity-settled share-based payment expense		9	6
Net gain on sale of investment securities		(44)	(2)
Net income from investments in associated corporations		(16)	(91)
Income tax expense		1,106	864
Changes in operating assets and liabilities:
Trading assets		(3,217)	(4,497)
Securities purchased under resale agreements and securities borrowed		(3,685)	(2,775)
Loans		(6,055)	(24,821)
Deposits		35,582	46,498
Obligations related to securities sold short		2,986	4,843
Obligations related to securities sold under repurchase agreements and securities lent		(6,977)	(2,452)
Net derivative financial instruments		1,485	(1,963)
Other, net		(8,202)	2,152
Dividends received		324	284
Interest received		12,618	6,553
Interest paid		(7,254)	(2,177)
Income tax paid		(553)	(1,458)
Net cash from/(used in) operating activities		16,354	19,957
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(18,926)	(10,229)
Purchase of investment securities		(18,562)	(22,578)
Proceeds from sale and maturity of investment securities		18,735	16,909
Property and equipment, net of disposals		(56)	(45)
Other, net		(262)	(227)
Net cash from/(used in) investing activities		(19,071)	(16,170)
Cash flows from financing activities
Proceeds from issue of subordinated debentures		337
Redemption of preferred shares			(500)
Proceeds from common shares issued		25	104
Common shares purchased for cancellation			(1,086)
Cash dividends and distributions paid		(1,329)	(1,251)
Distributions to non-controlling interests		(23)	(17)
Payment of lease liabilities		(85)	(89)
Other, net		891	(224)
Net cash from/(used in) financing activities		(184)	(3,063)
Effect of exchange rate changes on cash and cash equivalents		137	146
Net change in cash and cash equivalents		(2,764)	870
Cash and cash equivalents at beginning of period	[1]	11,065	9,693
Cash and cash equivalents at end of period	[1]	$ 8,301	$ 10,563

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).